Capital and Reserves - Movement in Reserves (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reserves within equity [Line Items]
Beginning balance	₩ (288,280)	₩ (88,478)	₩ (5,766)
Change in reserves	(12,688)	(199,802)	(82,712)
Ending balance	(300,968)	(288,280)	(88,478)
Net change in fair value of available-for-sale financial assets [member]
Disclosure of reserves within equity [Line Items]
Beginning balance			58
Change in reserves			(58)
Foreign currency translation differences for foreign operations [member]
Disclosure of reserves within equity [Line Items]
Beginning balance	(259,749)	(59,042)	18,196
Change in reserves	(12,725)	(200,707)	(77,238)
Ending balance	(272,474)	(259,749)	(59,042)
Amount recognized in other comprehensive income loss from associates excluding remeasurements [member]
Disclosure of reserves within equity [Line Items]
Beginning balance	(28,531)	(29,436)	(24,020)
Change in reserves	37	905	(5,416)
Ending balance	₩ (28,494)	₩ (28,531)	₩ (29,436)